Note 25 - Firstbank Corporation (Parent Company Only) (Detail) - Condensed Statements of Income and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends and returns of capital from banking subsidiaries (net of capital infusions)	$ 16,150	$ 3,680	$ 4,000
Income before income tax and undistributed subsidiary income	11,928	1,161	1,238
Income tax benefit	4,256	1,834	1,512
Equity in undistributed subsidiary income	5,190	3,618	1,993
Net income	10,534	5,623	3,763
Comprehensive income	11,246	8,373	3,311
Parent Company [Member]
Other income	5,821	5,921	5,656
Other expense	(10,043)	(8,440)	(8,418)
Income tax benefit	1,416	844	532
Change in unrealized gain (loss) on securities, net of tax and classification effects	712	2,750	(452)
Subsidiary of Common Parent [Member]
Equity in undistributed subsidiary income	$ (2,810)	$ 3,618	$ 1,993